OTHER PROVISIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item
OTHER PROVISIONS
Provisions, current	$ 900	$ 1,158
Other provision
OTHER PROVISIONS
Balance at the beginning of the period	3,316	6,025
Changes in estimates	(127)	(747)
Settlements	(1,262)	(1,932)
Unwinding of discount	63	73
Reclassification from provisions to accrued liabilities		(103)
Balance at end of period	$ 1,990	$ 3,316	$ 6,025
Third-party refracture | Schlumberger
OTHER PROVISIONS
Number of Eagle Ford wells to be refractured | item			5
Term of the agreement			5 years